INVESTMENTS AND FAIR VALUE	12 Months Ended
Dec. 31, 2014
Investments and Fair Value [Abstract]
INVESTMENTS AND FAIR VALUE
INVESTMENTS AND FAIR VALUE

Investments consist primarily of investments in equity method investees and options in these investees. The investees are primarily Fortress Funds.

Investments can be summarized as follows:

	December 31, 2014	December 31, 2013
Equity method and other investees	$1,106,338	$1,174,878
Equity method investees, held at fair value (A)	15,207	78,388
Total investments	$1,121,545	$1,253,266
Options in equity method investees	$71,844	$104,338

(A)
Includes publicly traded private equity portfolio companies, primarily GAGFAH (the sale of which was completed in June 2014), as well as the publicly traded permanent capital vehicles (Newcastle, New Residential, Eurocastle, New Media and New Senior).

Gains (losses) can be summarized as follows:

	Year Ended December 31,
	2014		2013	2012
Net realized gains (losses)	$(8,431)		$1,247	$1,101
Net realized gains (losses) from affiliate investments	47,624	(A)	12,030	(80)
Net unrealized gains (losses)	25,661		6,273	332
Net unrealized gains (losses) from affiliate investments	(76,611)	(A)	34,383	47,568
Total gains (losses)	$(11,757)		$53,933	$48,921

(A)	Includes the impact of the sale of GAGFAH which was completed in June 2014.

These gains (losses) were generated as follows:

	Year Ended December 31,
	2014	2013	2012
Mark to fair value on affiliate investments and options	$(28,591)	$46,371	$47,506
Mark to fair value on derivatives	26,715	8,402	264
Mark to fair value on equity and debt securities	965	2,962	—
Gains (losses) on digital currency (Bitcoin)	(9,470)	(3,702)	—
Other	(1,376)	(100)	1,151
Total gains (losses)	$(11,757)	$53,933	$48,921

The underlying investments of the Fortress Funds are diversified by issuer, industry and geographic location. They are comprised of both equity and debt investments, as well as derivatives, including investments in affiliated entities. A majority of the investments are in the United States, with investments also in Western Europe and Asia. There are some concentrations, mainly in the private equity funds, in the financial services, transportation and infrastructure, leisure and gaming, real estate (including Florida commercial real estate, media and senior living sectors, including certain individual investments within the funds which are significant to the funds as a whole. Furthermore, the Fortress Funds have concentrations of counterparty risk with respect to derivatives and borrowings.

Since Fortress’s investments in the various Fortress Funds are not equal, Fortress’s concentrations from a management fee and incentive income perspective (which mirror the funds’ investments) and its concentrations from an investment perspective are different. From an investment perspective, Fortress’s most significant investment as of December 31, 2014, which comprised approximately 26% of its equity method investments, is in a fund with a single investment which focuses on the U.S. rail transportation and real estate sectors.

Investments

Fortress holds investments in certain Fortress Funds which are recorded based on the equity method of accounting. Fortress’s maximum exposure to loss with respect to these entities is generally equal to its investment plus its basis in any options received from such entities, plus any receivables from such entities as described in Note 7. In addition, unconsolidated affiliates also hold ownership interests in certain of these entities. Summary financial information related to these investments is as follows:

	Fortress’s Investment		Fortress’s Equity in Net Income (Loss)
	December 31,	December 31,	Year Ended December 31,
	2014	2013	2014	2013	2012
Private equity funds, excluding NIH	$677,366	$786,093	$36,413	$82,024	$104,562
NIH	—	—	—	(554)	230
Publicly traded portfolio companies (A)(B)	1,035	63,001	N/A	N/A	N/A
WWTAI	5,284	3,801	70	456	183
Newcastle (B)	776	5,953	N/A	N/A	N/A
New Residential (B)	6,622	6,928	N/A	N/A	N/A
Eurocastle (B)	2,162	2,506	N/A	N/A	N/A
New Media (B)	1,769	—	N/A	N/A	N/A
New Senior (B)	2,843	—	N/A	N/A	N/A
Total private equity	697,857	868,282	36,483	81,926	104,975
Liquid hedge funds	167,630	158,920	3,844	13,124	17,505
Credit hedge funds	57,224	58,825	8,236	12,242	11,469
Credit PE funds	183,127	159,044	28,693	29,824	22,176
Other	15,707	8,195	943	(250)	405
	$1,121,545	$1,253,266	$78,199	$136,866	$156,530

(A)	Represents Fortress’s direct investments in the common stock of publicly traded private equity portfolio companies, primarily GAGFAH (the sale of which was completed in June 2014).

(B)	Fortress elected to record these investments at fair value pursuant to the fair value option for financial instruments.

A summary of the changes in Fortress’s investments is as follows:

	Private Equity
	NIH	Other Funds	Publicly Traded Portfolio Companies (A)	Permanent Capital Vehicles (A)	Liquid Hedge Funds	Credit Hedge Funds	Credit PE Funds	Other	Total
Investment - December 31, 2012	$1,177	$715,742	$67,312	$14,118	$180,664	$58,507	$166,482	$7,682	$1,211,684
Earnings from equity method investees	(554)	82,024	N/A	456	13,124	12,242	29,824	(250)	136,866
Other comprehensive income from equity method investees	12	—	N/A	—	—	—	—	—	12
Contributions to equity method investees (B)	—	18,242	320	(1,018)	61,084	166,457	40,251	910	286,246
Distributions of earnings from equity method investees	—	(27,721)	N/A	(560)	(22,159)	(12,365)	(21,731)	(12)	(84,548)
Distributions of capital from equity method investees (B)	(635)	(5,193)	N/A	(153)	(73,793)	(166,016)	(54,994)	(135)	(300,919)
Total distributions from equity method investees	(635)	(32,914)	N/A	(713)	(95,952)	(178,381)	(76,725)	(147)	(385,467)
Mark to fair value - during period (C)	N/A	802	11,561	6,150	N/A	N/A	N/A	N/A	18,513
Translation adjustment	—	—	2,633	195	—	—	(764)	—	2,064
Dispositions	—	—	(18,825)	—	—	—	(24)	—	(18,849)
Reclassification to Due to Affiliates (D)	—	2,197	—	—	—	—	—	—	2,197
Investment - December 31, 2013	—	786,093	63,001	19,188	158,920	58,825	159,044	8,195	1,253,266
Earnings from equity method investees	—	36,413	N/A	70	3,844	8,236	28,693	943	78,199
Other comprehensive income from equity method investees	—	—	N/A	—	—	—	—	—	—
Contributions to equity method investees (B)	—	2,994	—	5,640	89,324	168,699	43,331	596	310,584
Distributions of earnings from equity method investees	—	(70,409)	N/A	(79)	(4,487)	(7,483)	(28,477)	(32)	(110,967)
Distributions of capital from equity method investees (B)	—	(78,155)	N/A	(4,148)	(128,505)	(171,053)	(17,124)	(118)	(399,103)
Total distributions from equity method investees	—	(148,564)	N/A	(4,227)	(132,992)	(178,536)	(45,601)	(150)	(510,070)
Consolidation of Investment Company	—	—	—	—	—	—	—	6,990	6,990
Mark to fair value - during period (C)	N/A	(1,795)	5,200	(936)	N/A	N/A	N/A	(657)	1,812
Translation adjustment	—	(7)	(742)	(279)	—	—	(2,338)	—	(3,366)
Dispositions	—	—	(66,424)		—	—	(2)	(210)	(66,636)
Reclassification to Due to Affiliates (D)	—	2,232	—	—	—	—	—	—	2,232
Deconsolidation of Liquid Hedge Fund (E)	—	—	—	—	48,534	—	—	—	48,534
Investment - December 31, 2014	$—	$677,366	$1,035	$19,456	$167,630	$57,224	$183,127	$15,707	$1,121,545

Undistributed earnings - December 31, 2014	$—	$51,922	$ N/A	$—	$1,110	$2,739	$9,440	$2,885	$68,096

(A)
Fortress elected to record its investments in publicly traded private equity portfolio companies and the publicly traded permanent capital vehicles at fair value pursuant to the fair value option for financial instruments.

(B)	The amounts presented above can be reconciled to the amounts presented on the statement of cash flows as follows:

	Year Ended December 31,
	2014		2013
	Contributions	Distributions of Capital	Contributions	Distributions of Capital
Per Consolidated Statements of Cash Flows	$36,110	$(379,940)	$37,084	$(281,481)
Investments of incentive receivable amounts into Fortress Funds	258,023	—	227,091	—
Change in distributions payable out of Fortress Funds	—	172	—	(184)
Net funded*	16,451	(16,451)	18,714	(18,714)
Consolidation of private equity liquidating entity	—	—	2,553	—
Other	—	(2,884)	804	(540)
Per Above	$310,584	$(399,103)	$286,246	$(300,919)

*
In some instances, a private equity style fund may need to simultaneously make both a capital call (for new investments or expenses) and a capital distribution (related to realizations from existing investments). This results in a net funding.

(C)	Recorded to Gains (Losses).

(D)	Represents a portion of the general partner liability discussed in Note 10.

(E)	In December 2014, Fortress deconsolidated a liquid hedge fund (see Note 1) and the amount disclosed represents Fortress’s investment in the fund as of the date of deconsolidation.

The ownership percentages presented in the following tables are reflective of the ownership interests held as of the end of the respective periods. For tables which include more than one Fortress Fund, the ownership percentages are based on a weighted average by total equity of the funds as of period end. NIH, the permanent capital vehicles, the publicly traded portfolio companies and Other are not presented as they are insignificant to Fortress’s investments.

	Private Equity Funds excluding NIH (B)
	December 31, (or year then ended)
	2014	2013	2012
Assets	$13,484,372	$16,982,954
Debt	(3,251)	(1,626)
Other liabilities	(143,363)	(185,144)
Equity	$13,337,758	$16,796,184
Fortress’s Investment	$677,366	$786,093
Ownership (A)	5.1%	4.7%

Revenues and gains (losses) on investments	$731,574	$2,335,934	$3,382,194
Expenses	(194,509)	(208,301)	(187,580)
Net Income (Loss)	$537,065	$2,127,633	$3,194,614
Fortress’s equity in net income (loss)	$36,413	$82,024	$104,562

	Liquid Hedge Funds			Credit Hedge Funds
	December 31, (or year then ended)
	2014	2013	2012	2014	2013	2012
Assets	$13,132,531	$13,167,316		$11,349,879	$10,226,023
Debt	—	—		(4,621,360)	(3,918,692)
Other liabilities	(5,733,970)	(6,735,989)		(283,818)	(332,510)
Non-controlling interest	—	—		(14,406)	(6,470)
Equity	$7,398,561	$6,431,327		$6,430,295	$5,968,351
Fortress’s Investment	$167,630	$158,920		$57,224	$58,825
Ownership (A)	2.3%	2.5%		0.9%	1.0%

Revenues and gains (losses) on investments	$220,958	$838,506	$579,050	$1,011,969	$1,295,945	$1,244,449
Expenses	(219,303)	(159,892)	(130,466)	(340,373)	(255,222)	(271,565)
Net Income (Loss)	$1,655	$678,614	$448,584	$671,596	$1,040,723	$972,884
Fortress’s equity in net income (loss)	$3,844	$13,124	$17,505	$8,236	$12,242	$11,469

	Credit PE Funds (B) (C)
	December 31, (or year then ended)
	2014	2013	2012
Assets	$11,992,369	$10,544,754
Debt	(67,618)	(161,225)
Other liabilities	(824,837)	(311,538)
Non-controlling interest	(4,852)	(3,461)
Equity	$11,095,062	$10,068,530
Fortress’s Investment	$183,127	$159,044
Ownership (A)	1.7%	1.6%

Revenues and gains (losses) on investments	$2,381,032	$1,835,118	$2,011,139
Expenses	(369,653)	(325,436)	(312,549)
Net Income (Loss)	$2,011,379	$1,509,682	$1,698,590
Fortress’s equity in net income (loss)	$28,693	$29,824	$22,176

(A)	Excludes ownership interests held by other Fortress Funds, the Principals, employees and other affiliates.

(B)
For Private Equity Funds, includes four entities which are recorded on a one quarter lag (i.e. current year balances reflected for these entities are for the periods ended September 30, 2014, 2013 and 2012, respectively). For Credit PE Funds, includes one entity which is recorded on a one quarter lag and several entities which are recorded on a one month lag. They are recorded on a lag because they are foreign entities, or they have substantial operations in foreign countries, and do not provide financial reports under GAAP within the reporting time frame necessary for U.S. public entities.

(C)	Includes certain entities in which Fortress has both a direct and an indirect investment.

Investments in Variable Interest Entities and Other Unconsolidated Entities

All of Fortress’s interests in unconsolidated entities relate to (i) entities in which Fortress has an investment, which are included on the consolidated balance sheet and described in Note 4, and/or (ii) entities from which Fortress earns fees, which are included in revenues and described in Note 3. These entities are primarily Fortress Funds which are VOEs and provide their limited partners or members unrelated to Fortress with the substantive ability to liquidate the Fortress Fund or otherwise remove Fortress as the general partner and/or manager.

No reconsideration events occurred during the years ended December 31, 2014, 2013 or 2012, respectively, which caused a change in Fortress's accounting, except as described in Note 1.

The following tables set forth certain information regarding VIEs in which Fortress held a variable interest as of December 31, 2014 and 2013, respectively.

	Fortress is not Primary Beneficiary
	December 31, 2014
Business	Number of VIEs	Gross Assets	Financial Obligations (A)	Fortress Investment (B)	Notes (H)
Private Equity Funds	2	$85,553	$—	$56	(D)
Permanent Capital Vehicles	5	14,539,141	10,336,207	154,346	(C)
Liquid Hedge Funds	2	3,070,203	432,580	7,094	(D)
Credit Hedge Funds	8	1,976,328	152,806	25,474	(D) (E)
Credit PE Funds	30	735,855	143,743	5,897	(D) (E)

	Fortress is not Primary Beneficiary
	December 31, 2013
Business	Number of VIEs	Gross Assets	Financial Obligations (A)	Fortress Investment (B)	Notes (H)
Private Equity Funds	1	$789	$—	$155	(D)
Permanent Capital Vehicles	3	13,950,294	9,804,741	145,472	(C)
Liquid Hedge Funds	2	4,897,650	2,343,406	40,816	(D)
Credit Hedge Funds	8	1,966,802	370,607	50,945	(D) (E)
Credit PE Funds	29	842,060	153,650	5,495	(D) (E)

	Fortress is Primary Beneficiary
	December 31, 2014
Business	Number of VIEs	Gross Assets (A)	Financial Obligations (A)	Fortress Investment (B)	Notes (H)
Private Equity Funds	9	$90,723	$—	$20,368	(F) (G)
Liquid Hedge Funds	3	8,714	—	4,125	(F)
Credit PE Funds	2	434	—	22	(F)
Logan Circle	1	6,566	—	4,783	(F)

	Fortress is Primary Beneficiary
	December 31, 2013
Business	Number of VIEs	Gross Assets (A)	Financial Obligations (A)	Fortress Investment (B)	Notes (H)
Private Equity Funds	9	$104,339	$—	$27,531	(F) (G)
Liquid Hedge Funds	1	7,569	—	3,520	(F)
Credit PE Funds	2	620	—	126	(F)

(A)
Represents financial obligations of the VIEs which are not recourse to Fortress and assets of the VIEs which Fortress does not have the right to make use of to satisfy its obligations. Financial obligations include financial borrowings, derivative liabilities and short securities. In many cases, these VIEs have additional debt within unconsolidated subsidiaries. The debt obligations of the VIEs are not cross collateralized with the debt obligations of Fortress.  Fortress has no obligation to satisfy the liabilities of the VIEs. The VIE’s debt obligations have no impact on Fortress’s cash flows and its ability to borrow or comply with its debt covenants under its revolving credit agreement.

Of the financial obligations represented herein as of December 31, 2014, for VIEs where Fortress is not the primary beneficiary, $9,911.4 million, $151.7 million, and $143.7 million represent financial borrowings which have weighted average maturities of 1.9 years, 7.6 years, and 2.3 years for the permanent capital vehicles, credit hedge funds, and credit PE funds, respectively. Of the financial obligations represented herein as of December 31, 2013, $9,381.9 million, $289.4 million, and $153.7 million represent financial borrowings which have weighted average maturities of 1.7 years, 6.6 years, and 2.0 years for the permanent capital vehicles, credit hedge funds, and credit PE funds, respectively.

(B)
Represents Fortress’s maximum exposure to loss with respect to these entities, which includes investments in these entities, plus any receivables due from these entities. In addition to the table above, Fortress is exposed to potential changes in cash flow and revenues attributable to the management fees and/or incentive income Fortress earns from those entities. For VIEs where Fortress is deemed to be the primary beneficiary, these investments and receivables are eliminated in consolidation but still represent Fortress’s economic exposure to the VIEs.

(C)
Includes permanent capital vehicles that are a VIE because the entity's at-risk equity holders as a group lack the characteristics of a controlling financial interest because the group of at-risk equity holders does not have the power, through voting rights or similar rights, to direct the activities that most significantly affect the success of the entity or impact the entity's economic performance. Fortress is not the primary beneficiary of these entities. Fortress and its related parties under common control as a group, where applicable, do not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to these entities.

(D)
Includes entities, primarily investing vehicles set up on behalf of the Fortress Funds to make investments, that are a VIE because the entity’s at-risk equity holders as a group lack the characteristics of a controlling financial interest because either (i) the group of at-risk equity holders does not have the power, through voting rights or similar rights, to direct the activities that most significantly affect the success of the entity or impact the entity's economic performance and/or (ii) the voting rights of an investor are not proportional to its obligation to absorb the income or loss of the entity and substantially all of the entity’s activities either involve or are conducted on behalf of that investor and its related parties. Fortress is not the primary beneficiary of these entities. Fortress and its related parties under common control as a group, where applicable, do not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to these entities.

(E)
Includes entities that are VIEs because the entity's equity investment at-risk is determined to be insufficient. Fortress is not the primary beneficiary of these entities because Fortress does not have the power to direct the activities that most significantly impact the economic performance of these entities. These entities represent an insignificant portion of the amounts presented in the table.

(F)
Includes entities that are a VIE because the entity's at-risk equity holders as a group lack the characteristics of a controlling financial interest because the group of at-risk equity holders does not have the power, through voting rights or similar rights, to direct the activities that most significantly affect the success of the entity or impact the entity's economic performance. Fortress is the investment manager of these entities.  Fortress is determined to be the primary beneficiary of these entities since it has both power over the activities that most significantly affect the success of the entity or impact the entity’s economic performance and has the right to receive benefits or the obligation to absorb losses from the VIE that potentially could be significant to the entity.

(G)
Includes an entity that is a VIE because the entity’s equity investment at risk is determined to be insufficient.  Fortress, as a result of directing the operations of the entity through its management contracts with certain funds, and providing financial support to the entity, was deemed to be its primary beneficiary.

(H)
As of December 31, 2014, for VIEs where Fortress is not the primary beneficiary, Fortress's investment included: (i) management fees receivable of $7.1 million which is comprised of $6.1 million, $0.5 million and $0.5 million from the permanent capital vehicles, credit hedge funds and credit PE funds, respectively, (ii) incentive income receivable of $79.8 million which is comprised of $55.3 million, $2.6 million and $21.9 million from the permanent capital vehicles, liquid hedge funds and credit hedge funds, respectively and (iii) expense reimbursements, dividends and other receivables of $11.9 million which is comprised of $6.9 million, $3.8 million, $1.1 million and $0.1 million from the permanent capital vehicles, liquid hedge funds, credit hedge funds and credit PE funds, respectively.

As of December 31, 2013, for VIEs where Fortress is not the primary beneficiary, Fortress's investment included: (i) management fees receivable of $6.4 million which is comprised of $4.8 million, $0.7 million and $0.9 million from the permanent capital vehicles, credit hedge funds and credit PE funds, respectively, (ii) incentive income receivable of $100.9 million which is comprised of $15.7 million, $37.6 million and $47.6 million from the permanent capital vehicles, liquid hedge funds and credit hedge funds, respectively and (iii) expense reimbursements, dividends and other receivables of $8.8 million which is comprised of $5.3 million, $2.6 million, $0.9 million and less than $0.1 million from the permanent capital vehicles, liquid hedge funds, credit hedge funds and credit PE funds, respectively.
As of December 31, 2014, for VIEs where Fortress is the primary beneficiary, Fortress's investment included: (i) management fees receivable of less than $0.1 million from Logan Circle, and (ii) advances of $10.3 million to an operating subsidiary of one of the private equity funds. These receivables and advances are eliminated in consolidation but still represent Fortress’s economic exposure to the VIEs.
As of December 31, 2013, for a VIE where Fortress was the primary beneficiary, Fortress's investment included advances of $15.9 million to an operating subsidiary of one of the private equity funds. These advances are eliminated in consolidation but still represent Fortress's economic exposure to the VIE.

Fair Value of Financial Instruments

The following table presents information regarding Fortress’s financial instruments that are recorded at fair value. Investments denominated in foreign currencies have been translated at the period end exchange rate. Changes in fair value are recorded in Gains (Losses).

	Fair Value
	December 31, 2014	December 31, 2013	Valuation Method
Assets (within Investments)
Common shares of publicly traded permanent capital vehicles	$14,172	$15,387	Level 1 - Quoted prices in active markets for identical assets
Common stock of publicly traded private equity portfolio companies	1,035	63,001	Level 1 - Quoted prices in active markets for identical assets
Total equity method investments carried at fair value	$15,207	$78,388
Options in equity method investees	$71,844	$104,338	Level 2 - Option valuation models using significant observable inputs
Assets (within Other Assets)
Derivatives	27,105	9,749	Level 2 - See below
Equity Securities (A)	17,627	23,005	Level 1 - Quoted prices in active markets for identical assets
Liabilities (within Accrued Compensation and Benefits)
Options in affiliates granted to employees	(8,356)	(16,390)	Level 2 - Option valuation models using significant observable inputs
Liabilities (within Other Liabilities)
Derivatives	(932)	(1,820)	Level 2 - See below

(A)	The equity investments are held at fair value and classified as trading.

In July 2013, Fortress sold 862,383 shares of GAGFAH (Note 4) and realized a gain of $5.5 million. From inception through June 30, 2013, Fortress had recorded a cumulative unrealized gain of $6.2 million in its investment income relating to these shares sold, resulting in a $0.7 million loss in the third quarter of 2013.

In December 2013, Fortress sold 641,465 shares of GAGFAH (Note 4) and realized a gain of $5.4 million. From inception through September 30, 2013, Fortress recorded a cumulative unrealized gain of $4.7 million in its investment income relating to these shares sold, resulting in a $0.7 million gain in the fourth quarter of 2013.

During June 2014, Fortress sold 4,190,761 shares of GAGFAH (Note 4) and realized a gain of approximately $44.7 million. From inception through March 31, 2014, Fortress recorded a cumulative unrealized gain of approximately $41.0 million in its investment income, resulting approximately in a $3.7 million gain in June 2014.

Publicly Traded Permanent Capital Vehicle Options

During 2012, Fortress granted rights, which Fortress refers to as tandem options, in 0.5 million of the options it holds in Newcastle (Note 4) to certain of its employees. The value of these rights as of the grant date was $8.1 million and was recorded as accrued profit sharing compensation expense at that time. The related liability is marked to fair value through compensation expense until such time as the rights are exercised or expire.

In May 2013, Newcastle distributed all of the common shares of its subsidiary, New Residential to its shareholders. In connection with this transaction, Fortress's options, including tandem options held by employees, in Newcastle were exchanged for options in both Newcastle and New Residential; this resulted in no change to their aggregate strike price. As a result, Fortress owns an investment and options in New Residential, which it has elected to record at fair value. Fortress entered into a management agreement with New Residential on substantially the same terms as Newcastle.

In January 2014, Fortress granted tandem options in 0.3 million and 1.1 million of the options it holds in Newcastle and New Residential, respectively, to certain employees. The estimated value as of the grant date of these Newcastle and New Residential tandem options was $1.5 million and $2.6 million, respectively, and was recorded as accrued compensation expense in the first quarter of 2014. The related liability is marked to fair value through the compensation expense until such time as the rights are exercised or expire.

In November 2014, Newcastle distributed all of the common shares of its subsidiary, New Senior to its shareholders. In connection with this transaction, Fortress's options, including tandem options held by employees, in Newcastle were exchanged for options in both Newcastle and New Senior; this resulted in no change to their aggregate strike price. As a result, Fortress owns an investment and options in New Senior, which it has elected to record at fair value. Fortress entered into a management agreement with New Senior on substantially the same terms as Newcastle.

Options held by Fortress in New Media are recorded at fair value.

The assumptions used in valuing the options at December 31, 2014 were:

	Risk-Free Rate	Dividend Yield (A)	Volatility
Newcastle	0.26% - 2.29%	9.17% - 15.85%	25.93% - 28.00%
New Residential	0.26% - 2.27%	0.00% - 15.88%	22.52% - 24.26%
New Media	2.30%	3.10%	34.17%
New Senior	0.26% - 2.29%	3.38% - 7.07%	19.85% - 25.24%
Eurocastle	0.16% - 0.67%	3.64% - 7.11%	25.30% - 27.78%

(A)	Options which are due to expire prior to the expected payment of future dividends are valued using a 0.00% dividend yield.

All of the Newcastle, New Residential, New Media and New Senior options were fully vested on issuance and become exercisable over thirty months and have a ten-year term. With the exception of Eurocastle’s May 2013 options grant, which became exercisable from October 2013, all of the Eurocastle options were fully vested and exercisable on issuance, and have a ten-year term. All of the options held by Fortress in the publicly traded permanent capital vehicles incorporate effects of reverse stock splits or spin-offs.

The following table summarizes certain Newcastle options held by Fortress.

	Options Issued at Grant Date			As of December 31, 2014
Grant Date		Public Offering Price/Option Strike Price	Fair Value of Options at Grant Date	Total	Tandem Options held by Employees	Available to Fortress
March 2011	287,500	$1.88	$657	182,527	—	182,527
September 2011	431,250	1.07	525	283,305	—	283,305
April 2012	316,250	2.00	525	306,991	56,330	250,661
May 2012	383,333	2.29	715	372,440	69,163	303,277
July 2012	421,667	2.27	777	411,589	74,495	337,094
January 2013	958,333	3.76	1,685	958,331	85,803	872,528
February 2013	383,333	4.39	784	383,331	34,320	349,011
June 2013	670,833	4.67	795	670,829	60,059	610,770
November 2013	965,849	5.01	1,249	965,847	86,475	879,372
August 2014	765,416	5.45	360	765,416	—	765,416

The following table summarizes certain New Residential options held by Fortress.

				As of December 31, 2014
Grant Date	Options Issued at Grant Date	Public Offering Price/Option Strike Price	Fair Value of Options at Grant Date	Total	Tandem Options held by Employees	Available to Fortress
March 2011	838,417	$6.58	$3,843	547,583	—	547,583
September 2011	1,269,917	4.98	3,055	849,916	—	849,916
April 2012	948,750	6.82	3,070	920,983	169,000	751,983
May 2012	1,150,000	7.34	4,160	1,117,333	207,500	909,833
July 2012	1,265,000	7.34	4,538	1,234,783	223,500	1,011,283
January 2013	2,875,000	10.24	9,845	2,874,998	786,070	2,088,928
February 2013	1,150,000	11.48	4,583	1,149,998	314,427	835,571
April 2014	1,437,500	12.20	1,604	1,437,500	—	1,437,500

The following table summarizes certain New Senior options held by Fortress.

				As of December 31, 2014
Grant Date	Options Issued at Grant Date	Public Offering Price/Option Strike Price	Fair Value of Options at Grant Date	Total	Tandem Options held by Employees	Available to Fortress
March 2011	287,500	$7.18	$2,521	182,527	—	182,527
September 2011	431,250	4.09	2,014	283,305	—	283,305
April 2012	316,250	7.66	2,013	306,991	56,330	250,661
May 2012	383,333	8.75	2,743	372,440	69,163	303,277
July 2012	421,667	8.71	2,983	411,589	74,495	337,094
January 2013	958,333	14.42	6,468	958,331	85,803	872,528
February 2013	383,333	16.85	3,009	383,331	34,320	349,011
June 2013	670,833	17.89	3,054	670,829	60,059	610,770
November 2013	965,849	19.23	4,797	965,847	86,475	879,372
August 2014	765,416	20.89	1,383	765,416	—	765,416

The following table summarizes New Media options held by Fortress:

				As of December 31, 2014
Grant Date	Options Issued at Grant Date	Public Offering Price/Option Strike Price	Fair Value of Options at Grant Date	Total	Tandem Options held by Employees	Available to Fortress
September 2014	745,062	$16.25	$2,963	745,062	—	745,062

The following table summarizes select Eurocastle options held by Fortress.

				As of December 31, 2014
Grant Date	Options Issued at Grant Date	Public Offering Price/Option Strike Price	Fair Value of Options at Grant Date	Total	Tandem Options held by Employees	Available to Fortress
May 2013	1,500,000	€7.25	€4,807	1,500,000	—	1,500,000

The following table summarizes options in the permanent capital vehicles held as of December 31, 2014, which were issued prior to 2011:

Entity	Weighted Average Option Strike Price	Options held by Fortress
Newcastle	$14.69	157,791
New Senior	$14.69	157,791
New Residential	$31.49	473,377
Eurocastle	€5,833.59	21,407

In January 2015, Fortress granted tandem options in 0.3 million and 0.1 million of the options it holds in New Residential and New Media, respectively, to certain employees. The estimated value of these New Residential and New Media tandem options are $0.3 million and $0.6 million, respectively.

Derivatives

Fortress is exposed to certain risks relating to its ongoing business operations.  The primary risk managed by Fortress using derivative instruments is foreign currency risk.  Fortress enters into foreign exchange forward contracts and options to economically hedge the risk of fluctuations in foreign exchange rates with respect to certain foreign currency denominated assets and expected revenues. Gains and losses on these contracts are reported currently in Gains (Losses).

Fortress’s derivative instruments are carried at fair value and are generally valued using models with observable market inputs that can be verified and which do not involve significant judgment.  The significant observable inputs used in determining the fair value of the Level 2 derivative contracts are contractual cash flows and market based parameters such as foreign exchange rates.

Fortress’s derivatives (not designated as hedges) are recorded as follows:

	Balance Sheet	December 31, 2014 (or year ended)			Maturity
	line item (A)	Fair Value	Notional Amount	Gains/(Losses) (B)	Date
Foreign exchange option contracts	Other Assets	$24,864	¥39,309,229	$21,283	Jun-15 - Nov-17
Foreign exchange option contracts	Other Liabilities	$(841)	¥1,223,582	$12	Dec-15
Foreign exchange forward contracts	Other Assets	$2,241	¥2,853,587	$2,241	Jun-15 - Jun-16
Foreign exchange forward contracts	Other Liabilities	$(91)	¥912,500	$(91)	Dec-17

(A)	Fortress has a master netting agreement with its counterparty.

(B)
Reflects unrealized gains (losses) related to contracts existing at period end. Total net foreign exchange gains (losses) from derivatives were $26.7 million, $8.4 million and $0.3 million during the years ended December 31, 2014, 2013 and 2012.

Fortress's quarterly average derivative trading volume, based on the underlying notional amounts was $362.5 million as of December 31, 2014.

The following tables summarizes the fair value of Fortress's derivative contacts on a gross basis and any amount of offset as permitted by netting agreements as of December 31, 2014.

			Net Amounts of
		Gross Amounts Offset	Assets Presented
	Gross Amounts of	in the Consolidated	in the Consolidated
	Recognized Assets as of	Balance Sheet as of	Balance Sheet as of
Offsetting of Derivative Assets	December 31, 2014	December 31, 2014	December 31, 2014
Foreign exchange option contracts	$27,795	$(2,931)	$24,864
Foreign exchange forward contracts	2,241	—	2,241
	$30,036	$(2,931)	$27,105

			Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts of	in the Consolidated	in the Consolidated
	Recognized Liabilities as of	Balance Sheet as of	Balance Sheet as of
Offsetting of Derivative Liabilities	December 31, 2014	December 31, 2014	December 31, 2014
Foreign exchange option contracts	$(870)	$29	$(841)
Foreign exchange forward contracts	(91)	—	(91)
	$(961)	$29	$(932)

The counterparty on the outstanding derivatives is Citibank N.A.